Loss Before Income Tax - Summary of Finance costs (Detail) - USD ($)	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Profit Loss [Abstract]
Interest on government loans	$ 223,536	$ 213,681
Interest on loans from shareholders and related parties	204,847	169,707
Interest on lease liabilities	13,330	20,125
Other interest expenses	173,189	274,124
Finance costs	$ 614,902	$ 677,637